Debt - Schedule of Long-term Debt (Details) € in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 03, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Aug. 23, 2024	Aug. 22, 2024 EUR (€)
Debt Instrument [Line Items]
Other, net	$ (16)				$ (13)
Long-term debt	3,050				3,315
Less: amount due within one year	191				6
Total long-term debt	$ 2,859				3,309
Currency Swap
Debt Instrument [Line Items]
Derivative, fixed interest rate (as a percent)	3.72%	3.72%	3.72%
Derivative liability | €		€ 458						€ 458
Term Loan | USD Term Loan
Debt Instrument [Line Items]
Amount outstanding	$ 0				$ 140
Derivative, fixed interest rate (as a percent)					5.67%	5.67%
Term Loan | JPY Term Loan
Debt Instrument [Line Items]
Amount outstanding	$ 191		¥ 29,702		$ 188	¥ 29,702
Derivative, fixed interest rate (as a percent)	1.794%	1.794%	1.794%		1.919%	1.919%
Bonds | 6.750% Bonds, due 2028
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)	6.75%	6.75%	6.75%
Amount outstanding	$ 300				$ 300
Notes | 5.900% Notes, due 2027
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)	5.90%	5.90%	5.90%	5.90%
Amount outstanding	$ 0			$ 625	625
Notes | 3.000% Notes, due 2029
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)	3.00%	3.00%	3.00%
Amount outstanding	$ 700				700
Notes | 4.850% Notes, due 2031
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)	4.85%	4.85%	4.85%				4.85%
Amount outstanding	$ 500				500
Notes | 4.850% Notes, due 2031 | Currency Swap
Debt Instrument [Line Items]
Derivative, fixed interest rate (as a percent)								3.72%
Notes | 4.550% Notes, due 2032
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)	4.55%	4.55%	4.55%	4.55%
Amount outstanding	$ 500				0
Notes | 5.950% Notes, due 2037
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)	5.95%	5.95%	5.95%
Amount outstanding	$ 625				625
Loans | 4.750% Iowa Finance Authority Loan, due 2042
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)	4.75%	4.75%	4.75%
Amount outstanding	$ 250				$ 250